SCHEDULE OF FAIR VALUE WARRANTS (Details)	Dec. 31, 2024
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant expected term	11 months 26 days
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant expected term	2 years
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	173
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	4.29
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	0.00